Notes to the Balance Sheet Equity and Liabilities - Summary of Disaggregation of Revenue from Contract with Customers (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning balance	€ 1,686,000	€ 952,000
Prepayments Received in the Financial Year	13,430,000	6,070,000
Revenues Recognized in the Reporting Period that was included in the Contract Liability at the Beginning of the Period	(1,571,000)	(794,000)
Revenues Recognized for Received Prepayments and Services Performed in the Financial Year	(10,929,000)	(4,542,000)
Ending balance	2,616,000	1,686,000
thereof short-term	2,543,903	1,570,801
thereof long-term	€ 71,830	€ 114,927